RELATED PARTY (Details - Credit Facilities) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt - repayments plus accured interest	$ (298)	$ (207)	$ 2,233	$ 462
Due to related parties	307		307		$ 112
Brookfield Asset Management
Disclosure Of Detailed Information About Borrowings [Line Items]
BAM deposit	200		200
Interest expense	$ 3	$ 0	$ 5	$ 1
Brookfield Asset Management | LIBOR
Disclosure Of Detailed Information About Borrowings [Line Items]
BAM deposit interest rate	0.70%		0.70%
Brookfield Asset Management | Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
BAM credit facility	$ 400		$ 400
BAM credit facility maturity			December 2018
Brookfield Asset Management | Unsecured Revolving Credit Facility | LIBOR
Disclosure Of Detailed Information About Borrowings [Line Items]
BAM credit facility interest rate	2.00%		2.00%
Brookfield Asset Management | Revolving Credit facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt - repayments plus accured interest			$ 128